SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

DWS Core Equity Fund
DWS Core Equity VIP

Due to the upcoming retirement of Arno V. Puskar, Portfolio Manager of the fund, the following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading under the “MANAGEMENT” heading in the summary section of each fund’s prospectus.
Pankaj Bhatnagar, PhD, Head of Investment Strategy Equity. Portfolio Manager of the fund. Began managing the fund in 2013.
Arno V. Puskar, Senior Portfolio Manager Equity. Portfolio Manager of the fund through May 15, 2024. Began managing the fund in 2016.
Di Kumble, CFA, Senior Portfolio Manager Equity. Portfolio Manager of the fund. Began managing the fund in 2016.
Hiten Shah, Portfolio Manager Equity. Portfolio Manager of the fund beginning May 15, 2024.
Due to the upcoming retirement of Arno V. Puskar, Portfolio Manager of the fund, the following information replaces the existing similar disclosure contained under the “MANAGEMENT” heading in the “FUND DETAILS” section of each fund’s prospectus.
The following Portfolio Managers are jointly and primarily responsible for the day-to-day management of the fund.
Pankaj Bhatnagar, PhD, Head of Investment Strategy Equity. Portfolio Manager of the fund. Began managing the fund in 2013.
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Joined DWS in 2000 with seven years of industry experience; previously, served in Quantitative Strategy roles at Nomura Securities, Credit Suisse and Salomon Brothers.
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Head of Core Equity and Head of Systematic and Quantitative Management: Americas.
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Degree in Civil Engineering, Indian Institute of Technology; MBA, Kent State University; PhD in Finance, University of North Carolina at Chapel Hill.
Arno V. Puskar, Senior Portfolio Manager Equity. Portfolio Manager of the fund through May 15, 2024. Began managing the fund in 2016.
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Joined DWS in 1987.
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Portfolio Manager for US Equities and Quantitative Analyst: New York.
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BS in Industrial Engineering from Lehigh University; MBA from Pepperdine University.
Di Kumble, CFA, Senior Portfolio Manager Equity. Portfolio Manager of the fund. Began managing the fund in 2016.
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Joined DWS in 2003 with seven years of industry experience. Prior to joining, she served as a Portfolio Manager at Graham Capital Management. Previously, she worked as a Quantitative Strategist at ITG Inc. and Morgan Stanley.
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Senior Portfolio Manager, Head of Tax Managed Equities: New York.
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BS, Beijing University; PhD in Chemistry, Princeton University.
Hiten Shah, Portfolio Manager Equity. Portfolio Manager of the fund beginning May 15, 2024.
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Joined DWS in 2017 with 19 years of industry experience; previously, Senior Consultant at the firm with responsibility for the implementation of BlackRock's Aladdin platform in the US; Portfolio Manager for multi-asset portable alpha strategies at Oppenheimer Funds; Portfolio Manager for global macro and fixed income at various companies, including True North Partners, HSBC, Societe General and GE; and Analyst, Metlife Investments.
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Portfolio Manager for Quantitative Equity: New York.
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BA in Economics, Rutgers University.
Please Retain This Supplement for Future Reference
April 8, 2024
PROSTKR24-19